Note 17 - Regulatory Capital and Oversight - Capital Requirements under Banking Regulations (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Common equity tier 1 capital		$ 77,634	$ 71,520
Common equity tier 1 capital	[1]	13.42%	14.08%
Common equity tier 1 capital		$ 26,032	$ 22,854
Common equity tier 1 capital	[1]	4.50%	4.50%
Common equity tier 1 capital		$ 51,602	$ 48,666
Common equity tier 1 capital	[1]	8.92%	9.58%
Common equity tier 1 capital		$ 37,601	$ 33,012
Common equity tier 1 capital	[1]	6.50%	6.50%
Tier 1 leverage		$ 77,634	$ 71,520
Tier 1 leverage	[1]	11.55%	11.46%
Tier 1 leverage		$ 26,876	$ 24,971
Tier 1 leverage	[1]	4.00%	4.00%
Tier 1 leverage		$ 50,758	$ 46,549
Tier 1 leverage	[1]	7.55%	7.46%
Tier 1 leverage		$ 33,595	$ 31,213
Tier 1 leverage	[1]	5.00%	5.00%
Tier 1 risk-based capital		$ 77,634	$ 71,520
Tier 1 risk-based capital	[1]	13.42%	14.08%
Tier 1 risk-based capital		$ 34,709	$ 30,473
Tier 1 risk-based capital	[1]	6.00%	6.00%
Tier 1 risk-based capital		$ 42,925	$ 41,047
Tier 1 risk-based capital	[1]	7.42%	8.08%
Tier 1 risk-based capital		$ 46,278	$ 40,630
Tier 1 risk-based capital	[1]	8.00%	8.00%
Total risk-based capital		$ 84,900	$ 77,934
Total risk-based capital	[1]	14.68%	15.35%
Total risk-based capital		$ 46,278	$ 40,630
Total risk-based capital	[1]	8.00%	8.00%
Total risk-based capital		$ 38,622	$ 37,304
Total risk-based capital	[1]	6.68%	7.35%
Total risk-based capital		$ 57,848	$ 50,788
Total risk-based capital	[1]	10.00%	10.00%

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier 1 leverage capital ratio and risk-weighted assets for the purpose of the risk-based capital ratios.